Commitments and contingencies (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 14, 2019	Sep. 08, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Indemnification Under Technical Modification, Remaining Cost				$ 800
Repayment of Indemnifications Received From Hoegh Lng				64	$ 2,353	$ 1,534
Unrecognized Tax Benefits			$ 2,626	2,283	1,725	2,626		$ 398
Exposure to property tax and penalties				3,000
Annual Property Tax Payable				$ 600
Income tax examination, year under examination				5 years
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss		$ 58,000
Gross Amount Of Arbitration Claim Liability	$ 54,000	$ 52,000
Loss Contingency, Liability associated with the Boil of Claim					23,700		$ 23,700
Hoegh LNG [Member]
Indemnification Under Technical Modification, Remaining Cost				$ 400
Indemnification Under Technical Issues					500	500
Indemnification payments received				300
Indemnifications Under Omnibus Agreement					900	1,600
Repayment of Indemnifications Received From Hoegh Lng				$ 100	2,400	2,500
Loss Contingency Accrual			$ 11,900			11,900
Loss Contingency, Damages Sought				Depending on interpretations of the tribunal's determination for the deduction to the gross claim and the other disputed contractual provisions, the joint ventures estimate that their aggregate liability associated with the boil-off claim is in the millions of dollars and could range between the mid-to-upper teens to the mid-$30's
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%
Deferred Revenue, Revenue Recognized						$ 1,500
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Loss Contingency Accrual					$ 11,900
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%		50.00%